Intra-Group Loan and Share Pledge Agreement	12 Months Ended
Dec. 31, 2018
INTRA-GROUP LOAN AND SHARE PLEDGE AGREEMENT [Abstract]
Intra-Group Loan and Share Pledge Agreement

9.	INTRA-GROUP LOAN AND SHARE PLEDGE AGREEMENT

On October 24, 2016, Sohu Media, a subsidiary of the Company, entered into a loan agreement (the “Loan Agreement”) with AmazGame, a subsidiary of Changyou, pursuant to which Sohu Media may borrow from time to time from AmazGame up to RMB1.0 billion (or approximately $145.7 million). Principal amounts outstanding under the Loan Agreement bear interest at an annual rate of 6%. The outstanding principal of each advance will be due one year from the date of the advance, subject to extension for an additional year with the consent of AmazGame.

In December 2016, March 2017 and April 2017, Sohu Media received RMB500.0 million (or approximately $72.9 million), RMB200.0 million (or $29.1 million) and RMB300.0 million (or $43.7 million), respectively, from AmazGame. As of December 31, 2017, the total outstanding balance of the loan was RMB1.0 billion (or $153.0 million). In January 2018, Sohu Media entered into a supplementary agreement with AmazGame and Video Tianjin, a subsidiary of the Company, pursuant to which Sohu Media assigned and transferred the entire principal amount outstanding and all the related rights and obligations under the Loan Agreement to Video Tianjin. In December 2018, Video Tianjin and AmazGame entered into an agreement extending the due date of each advance for an additional year. As of December 31, 2018, the total outstanding balance of the loan was RMB1.0 billion (or $145.7 million). The intra-Group loan has been eliminated upon consolidation.

On October 24, 2016, Sohu.com (Game) Limited (“Sohu Game”), a Cayman Islands company that is an indirect subsidiary of Sohu and is the direct parent of Changyou, and Changyou entered into a share pledge agreement (the “Share Pledge Agreement”) pursuant to which Sohu Game pledged to Changyou Class B ordinary shares of Changyou held by Sohu Game. The number of Changyou Class B ordinary shares pledged by Sohu Game to Changyou is subject to upward adjustment from time to time while amounts are outstanding under the Loan Agreement if the price of Changyou’s ADSs on the NASDAQ Global Select Market drops for at least 10 consecutive trading days by an amount of 20% or more from such price as of the date of the Share Pledge Agreement, and is subject to further upward adjustment in the event of any additional incremental drops of 20% or more in the price of Changyou’s ADSs during 10 consecutive trading days. The share pledge agreement gives Changyou the right to apply the outstanding principal and accrued interest on the loan to the repurchase of Changyou Class B ordinary shares from Sohu Game in the event that such principal and interest under the Loan Agreement are not paid when due. As of December 31, 2018, the number of Class B ordinary shares pledged by Sohu Game to Changyou was 21,847,751.